Commitments and Contingencies	3 Months Ended
Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 15 - Commitments and Contingencies
Contingencies
From time to time, the Company may become involved in claims and other legal matters, either asserted or unasserted, arising in the ordinary course of business. While the outcome of these claims cannot be predicted with certainty, management does not believe that the outcome of any of these ongoing legal matters, individually and in aggregate, will have a material adverse effect on the Company’s consolidated financial statements.
As of December 31, 2021 and 2020, the Company had $0.6 million in accrued expenses and other current liabilities on the accompanying consolidated balance sheets for invoices totaling $1.4 million. In good faith, the Company disputed invoices for work performed in 2019. There are various disagreements between the Company and the vendor regarding these invoices. The Company disputes the underlying basis for these amounts and notified the vendor during the year ended December 31, 2020 of the Company’s intent not to pay.
Employee benefit plan
The Company has a 401(k) defined contribution savings plan that covers substantially all of its employees. The Company contributes a matching contribution of 4% of the employee's salary each month under applicable safe harbor rules. Employee contribution is also limited by annual maximum amount determined by the Internal Revenue Service. The Company made contributions of $1.0 million and $0.5 million for the years ended December 31, 2021 and 2020, respectively.
Purchasing Obligations
In the normal course of business, Volta enters into contractual agreements of the purchase of goods and services to ensure availability and timely delivery. Current commitments for purchases reflect Volta's focus on expanding its charging network. As of December 31, 2021, Volta has contractually committed to a purchase of $3.8 million from key suppliers for capital assets, inventory, and services, in 2022.
Note 14 - Commitments And Contingencies
Contingencies
From time to time, Volta may become involved in actions, claims, suits and other legal proceedings arising in the ordinary course of its business, including assertions by third parties relating to intellectual property infringement, breaches of contract or warranties or employment-related matters.
On March 30, 2022, a putative class action complaint was filed against the Company, one of the Company’s officers and one of the Company's former officers (collectively, the "Defendants") in the United States District Court for the Northern District of California. The lawsuit alleges that Defendants violated the Securities Exchange Act of 1934, as amended, by making materially false and misleading statements regarding the Company’s business, operations and prospects. Plaintiffs seek to represent a class of persons or entities that purchased Volta securities between August 2, 2021 and March 28, 2022. The complaint seeks unspecified damages, attorneys’ fees, and other costs. While the Company believes that the claims are without merit and it intends to vigorously defend against them, however, any litigation is inherently uncertain, and any judgment or injunctive relief entered against the Company or any adverse settlement could materially and adversely impact its business, results of operations, financial condition, and prospects.
On March 22, 2022 the Company entered into mediation related to an employment claim. The mediation proposal is expected to settle in the second quarter of 2022 with cash payment of $0.5 million and the remaining $0.1 million paid by the Company’s insurance policy. As of March 31, 2022, the Company has recorded a $0.5 million accrual for this expected settlement.
Additionally, as of March 31, 2022 and December 31, 2021, the Company had $0.6 million in accrued expenses and other current liabilities on the condensed consolidated balance sheets for invoices totaling $1.4 million. In good faith, the Company disputed invoices for work performed in 2019. There are various disagreements between the Company and the vendor regarding these invoices. The Company disputes the underlying basis for these amounts and notified the vendor during the year ended December 31, 2019 of the Company’s intent not to pay.
Employee benefit plan
The Company has a 401(k) defined contribution savings plan that covers substantially all of its employees. The Company contributes a matching contribution of 4.0% of the employee's contribution under applicable safe harbor rules. Employee contribution is also limited by annual maximum amount determined by the Internal Revenue Service. For the three months ended March 31, 2022 and 2021, the Company contributed $0.1 million and $0.2 million, respectively.
Purchasing Obligations
In the normal course of business, Volta enters into contractual agreements of the purchase of goods and services to ensure availability and timely delivery. Current commitments for purchases reflect Volta's focus on expanding its charging network. As of March 31, 2022, Volta has contractually committed to a purchase of $2.8 million from key suppliers for capital assets, inventory, and services, for the remainder of 2022.